OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Mark-to-market swaps valuation:
Operating lease, liability, current, statement of financial position [Extensible List]	Other current liabilities	Other current liabilities
Liability for UK tax leases (note 29)	$ (71,739)	$ 0
Day 1 gain deferred revenue - current portion	(38,242)	(9,950)
Deferred operating cost and charterhire revenue	(17,486)	(12,330)
Current portion of operating lease liability (note 13)	(3,838)	(5,005)
Other	(1,775)	(12,509)
Other current liabilities	$ (150,380)	$ (85,419)
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Interest rate swap
Mark-to-market swaps valuation:
Mark-to-market interest/foreign swaps valuation	$ (17,300)	$ (44,315)
Currency swap
Mark-to-market swaps valuation:
Mark-to-market interest/foreign swaps valuation	0	(1,310)
Embedded derivative financial instrument, oil derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	(10,000)
Embedded derivative financial instruments, gas derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	(28,300)
Variable interest entity, primary beneficiary
Mark-to-market swaps valuation:
Dividends payable	$ 0	$ 7,500